COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under the lease	Future minimum rental payments required under operating leases are as follows:
2018	$18,247
2019	56,099
2020	57,194
2021	42,888
$174,428

Future minimum rental payments required under operating leases are as follows:
2018	$52,895
2019	7,440
2020	7,440
2021	620
$68,395

Schedule of future minimum lease payments under mining leases
The Company leases certain mineral properties and water rights included in its Relief Canyon Properties. The future minimum lease payments under these mining leases are as follows:

2018	$78,994
2019	98,491
2020	137,485
2021	137,485
2022	142,485
Thereafter	937,290
$1,532,230

The Company leases certain mineral properties and water rights included in its Relief Canyon Properties. The future minimum lease payments under these mining leases are as follows:

2018	$78,994
2019	98,491
2020	137,485
2021	137,485
2022	142,485
Thereafter	937,290
$1,532,230